Condensed Interim Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current
Cash	$ 35,972,482	$ 88,266,985
Accounts receivable	89,167,678	62,971,542
Inventories	174,906,519	167,191,935
Prepaid expenses and other current assets	5,861,024	5,067,513
Current assets	305,907,703	323,497,975
Non-current
Other non-current assets	988,638	1,073,226
Property, plant and equipment	159,242,923	160,756,328
Right-of-use assets	81,940,220	60,508,354
Intangible assets	166,956,149	151,364,023
Contract asset	13,221,745	13,211,006
Non-current assets	422,349,675	386,912,937
Total assets	728,257,378	710,410,912
Current
Trade and other payables	77,676,788	75,857,013
Current portion of long-term debt and other debts	22,346	24,713
Current portion of lease liabilities	5,420,223	5,210,183
Current liabilities	83,119,357	81,091,909
Non-current
Long-term debt and other debts	114,871,113	110,648,635
Lease liabilities	77,307,586	58,310,032
Share warrant obligations	20,383,842	23,243,563
Non-current liabilities	212,562,541	192,202,230
Total liabilities	295,681,898	273,294,139
SHAREHOLDERS' EQUITY
Share capital	485,114,827	475,950,194
Contributed surplus	135,779,507	134,365,664
Deficit	(167,563,406)	(151,979,960)
Cumulative translation adjustment	(20,755,448)	(21,219,125)
Total shareholders' equity	432,575,480	437,116,773
Total shareholders' equity and liabilities	$ 728,257,378	$ 710,410,912